Armor Us Equity Index Etf	August 31, 2023
SCHEDULE OF INVESTMENTS	(Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 99.8%
CONSUMER DISCRETIONARY – 28.7%
Vanguard Consumer Discretionary ETF(a)	28,826	$8,270,756
ENERGY – 12.0%
Vanguard Energy ETF	27,819	3,467,082
HEALTH CARE – 36.0%
Vanguard Health Care ETF(a)	42,458	10,378,434
INDUSTRIALS – 23.1%
Vanguard Industrials ETF	32,110	6,667,320
TOTAL EXCHANGE-TRADED FUNDS
(Cost $28,185,472)		28,783,592

SHORT-TERM INVESTMENTS – 0.2%

Invesco Government & Agency Portfolio - Institutional Class, 5.25%(b)	48,288	48,288
TOTAL SHORT-TERM INVESTMENTS
(Cost $48,288)		48,288
TOTAL INVESTMENTS – 100.0%
(Cost $28,233,760)		28,831,880
Other Assets in Excess of Liabilities – 0.0%		10,787
TOTAL NET ASSETS – 100.0%		$28,842,667

(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.vanguard.com.
(b)	The rate is the annualized seven-day yield at period end.